Royalties receivable (Schedule of royalties receivable) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Royalties receivable [Abstract]
Opening balance	$ 1,258,654	$ 1,060,000
Accretion interest	118,290	132,809
Royalties recognized during the year	450,000	450,000
Discounting	(169,158)	(134,155)
Amounts received during the year	(250,000)	(250,000)
Balance at end of the year	1,407,786	1,258,654
Current portion	455,556	311,111
Non Current Portion Of Royalties Receivable	$ 952,230	$ 947,543